REDEEMABLE CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2025
REDEEMABLE CONVERTIBLE PREFERRED SHARES
REDEEMABLE CONVERTIBLE PREFERRED SHARES
17.	REDEEMABLE CONVERTIBLE PREFERRED SHARES

The Company’s activities with respect to the redeemable convertible preferred shares are as below:

	Series Pre-A		Series A
	Preferred Shares		Preferred Shares		Total
	Shares	US$	Shares	US$	Shares	US$
Balance as of January 1, 2023	40,885,006	177,284	27,343,520	191,125	68,228,526	368,409
Accretion of redeemable convertible preferred shares	—	7,225	—	7,896	—	15,121
Balance as of December 31, 2023	40,885,006	184,509	27,343,520	199,021	68,228,526	383,530
Accretion of redeemable convertible preferred shares	—	1,385	—	1,594	—	2,979
Conversion to ordinary shares	(40,885,006)	(185,894)	(27,343,520)	(200,615)	(68,228,526)	(386,509)
Balance as of December 31, 2024	—	—	—	—	—	—

Series Pre-A Preferred Shares

From February to July 2022, the Company issued 35,552,179 Series Pre-A redeemable convertible preferred shares (“Series Pre-A Preferred Shares”) to two entities designated by an investor (“Pre-A Investor A”) for an aggregated consideration of US$153,126.

On March 18, 2022, an ordinary shareholder of the Company, who is also a member of management, entered into a share purchase agreement with an investor (“Pre-A Investor B”), pursuant to which the ordinary shareholder sold its 5,332,827 ordinary shares to the Pre-A Investor B with a cash consideration of US$23,650 (equivalent to RMB150,000). On March 22, 2022, the Company’s 5,332,827 ordinary shares were redesignated as Series Pre-A Preferred Shares.

Series A Preferred Shares

From October to December 2022, the Company issued 27,343,520 Series A redeemable convertible preferred shares (“Series A Preferred Shares”) to several investors for an aggregated consideration of US$187,734.

Accounting of Redeemable Convertible Preferred Shares

The Company classified the redeemable convertible preferred shares as mezzanine equity in the consolidated balance sheets as they were contingently redeemable upon the occurrence of certain events outside of the Company’s control. The Company recognized changes in the redemption value immediately as they occur and adjust the carrying value of redeemable convertible preferred shares to their maximum redemption amount at the end of each reporting period, as if it were also the redemption date for redeemable convertible preferred shares.

As mentioned in Note 1(b), all the redeemable convertible preferred shares of the Company that were issued and outstanding were converted to 68,228,526 ordinary shares of the Company upon the consummation of Business Combination.